Note 10 - Advances from Federal Home Loan Bank (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Advances from Federal Home Loan Bank (Details) [Line Items]
Advances from Federal Home Loan Banks	$ 0	$ 5,500
Residential Mortgage Segment [Member]
Note 10 - Advances from Federal Home Loan Bank (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 73,500
Variable Rate [Member]
Note 10 - Advances from Federal Home Loan Bank (Details) [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Rolling Twelve Months		$ 5,500
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate		0.50%